CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) $ in Millions	Dec. 31, 2025 USD ($)
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash and cash equivalents held for sale	$ 27.6